Exhibit 99.1 Disclosures Required by Rule 15Ga-11,2

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand[3]			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: Residential Mortgage Loans			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
Securitized Asset Backed Receivables LLC Trust 2005-OP2 CIK#: 0001346647	X	Option One Mortgage Corporation	5,514	$1,008,164,920.36	100%	1	$108,650.40[4]	0.01%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%
Securitized Asset Backed Receivables LLC Trust 2005-OP2 Total			5,514	$1,008,164,920.36	100%	1	$108,650.40	0.01%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%
Securitized Asset Backed Receivables LLC Trust 2006-OP1 CIK#: 0001349265	X	Option One Mortgage Corporation	6,966	$1,259,700,971.77	100%	3	$838,746.19[5]	0.07%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%
Securitized Asset Backed Receivables LLC Trust 2006-OP1 Total			6,966	$1,259,700,971.77	100%	3	$838,746.19	0.07%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%
Securitized Asset Backed Receivables LLC Trust 2006-WM4 CIK#: 0001383364	X	WMC Mortgage Corp.	7,379	$1,355,443,368.14	100%	3,052	$597,781,288.00[6]	44.10%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%
Securitized Asset Backed Receivables LLC Trust 2006-WM4 Total			7,379	$1,355,443,368.14	100%	3,052	$597,781,288.00	44.10%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%
Securitized Asset Backed Receivables LLC Trust 2007-BR1 CIK#: 0001393939	X	New Century Mortgage Corporation	4,748	$913,407,600.90	100%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	74	$16,336,817.00[7]	1.79%
Securitized Asset Backed Receivables LLC Trust 2007-BR1 Total			4,748	$913,407,600.90	100%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	74	$16,336,817.00	1.79%
Residential Mortgage Loan Totals			24,607	$4,536,716,861.17		3,056	$598,728,684.59		0	$-		0	$-		0	$-		0	$-		74	$16,336,817.00

1 In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) identifying all asset-backed securities transactions in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and other parties who might have received repurchase requests (such parties, “Demand Entities”) and (iv) making written request of, or entering into a written agreement with, each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction. We followed up written requests made of Demand Entities as we deemed appropriate.

2 For assets where more than one activity occurred during the reporting period, only the most recent activity is reported herein, provided that assets subject to demands to repurchase during the reporting period may be listed in both the column entitled “Assets That Were Subject of Demand” as well as an additional column showing the most recent status during the reporting period. If activity with respect to a particular asset occurred in a prior reporting period and the status of such asset remained unchanged as of the end of the subject reporting period, no activity with respect to such asset is reported herein.

3 Assets included in the column entitled “Assets That Were Subject of Demand” includes only assets where a demand was made during the reporting period, and includes such assets whether the demand was resolved during the reporting period or remains unresolved as of the end of the reporting period.

4 The outstanding principal balance of the assets is calculated based on the outstanding principal balance as of the last day of the reporting period for the related Covered Transaction (including with respect to assets that were liquidated or removed from the pool prior to the end of the reporting period), and was provided by the trustee.

5 The outstanding principal balance of the assets is calculated based on the outstanding principal balance as of the last day of the reporting period for the related Covered Transaction (including with respect to assets that were liquidated or removed from the pool prior to the end of the reporting period), and was provided by the trustee.

6 The outstanding principal balance of the assets is calculated based on the outstanding principal balance as of the cut-off date for the related Covered Transaction (including with respect to assets that were liquidated or removed from the pool prior to the end of the reporting period). The outstanding principal balance as of the last day of the reporting period was not provided by the trustee or any other Demand Entity despite our request and is not otherwise available without incurring unreasonable effort or expense.

7 The outstanding principal balance of the assets in the column entitled “Demand Rejected” is calculated based on the outstanding principal balance as of the cut-off date for the related Covered Transaction (including with respect to assets that were liquidated or removed from the pool prior to the end of the reporting period). The outstanding principal balance as of the last day of the reporting period was not provided by the trustee or any other Demand Entity despite our request and is not otherwise available without incurring unreasonable effort or expense.